SHARE-BASED COMPENSATION PLANS (Details) - Equity-Settled Transactions [Member] S/ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2020 PEN (S/) shares	Dec. 31, 2019 PEN (S/) shares
Share Based Compensation Plans [Abstract]
Number of years that the awarded shares liberated	3 years
Percentage of shares granted in each of three previous years	33.30%
Vesting period	3 years
Number of share options granted in share-based payment arrangement	88,507	175,930	116,594
Number of share options outstanding in share-based payment arrangement	229,523	293,606	246,931
Expense from share-based payment transactions with employees | S/	S/ 74.0	S/ 104.5	S/ 120.1